17. RELATED PARTY TRANSACTIONS: Schedule of amounts due to related parties included in accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of amounts due to related parties included in accounts payable and accrued liabilities
Due to	2019	2018
	$	$
President and former Chief Executive Officer	134,339	-
Chief Executive Officer	59,304	-
Company controlled by the CFO	5,513	-
Officer of HealthTab Inc.	122,500
Total	321,656	-